LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND
                                  (THE "FUND")

   Supplement dated November 23, 2005 to the Loomis Sayles Institutional Funds Prospectus dated February 1, 2005, as may be revised and supplemented from time to time

Effective December 1, 2005, Richard Raczowski, Clifton Rowe and Neil Burke will replace Steve Kaseta as the portfolio managers of the Fund.

THE SUB-SECTION "PORTFOLIO MANAGERS" WITHIN THE "MANAGEMENT" SECTION OF THE PROSPECTUS IS AMENDED AND RESTATED AS FOLLOWS WITH RESPECT TO THE LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND:



LOOMIS  SAYLES  INTERMEDIATE  DURATION  FIXED  INCOME FUND  Clifton  Rowe,  Vice
President of Loomis Sayles, has served as a co-portfolio manager of the Fund since December 2005. Mr. Rowe joined Loomis Sayles in 1992. Richard Raczkowski, Vice President of Loomis Sayles, has served as a co-portfolio manager of the Fund since December 2005. Mr. Raczkowski joined Loomis Sayles in 2001. Prior to joining Loomis Sayles, he served as a Vice President of Back Bay Advisors. Neil Burke, Vice President of Loomis Sayles, has served as a co-portfolio manager of the Fund since December 2005. Mr. Burke joined Loomis Sayles in 1997.



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                      LOOMIS SAYLES AGGRESSIVE GROWTH FUND
                       LOOMIS SAYLES SMALL CAP GROWTH FUND
                       LOOMIS SAYLES SMALL CAP VALUE FUND
                      LOOMIS SAYLES TAX-MANAGED EQUITY FUND
                            LOOMIS SAYLES VALUE FUND
                          LOOMIS SAYLES WORLDWIDE FUND
                                  (the "Funds")

   Supplement dated November 23, 2005 to the Loomis Sayles Funds Retail Equity Prospectus dated February 1, 2005, as may be supplemented from time to time


                                    ALL FUNDS

The last paragraph of the sub-section "Principal Investment Strategies" within the "Risk/Return Summary" section of the prospectus is amended and restated as follows with regard to the Loomis Sayles Aggressive Growth Fund, Loomis Sayles Small Cap Growth Fund, Loomis Sayles Tax-Managed Equity Fund, Loomis Sayles Value Fund and Loomis Sayles Worldwide Fund:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").

The last paragraph of the sub-section "Principal Investment Strategies" within the "Risk/Return Summary" section of the prospectus is amended and restated as follows with regard to the Loomis Sayles Small Cap Value Fund:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 60 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").


                          LOOMIS SAYLES WORLDWIDE FUND

At a meeting held on November 18, 2005, the Board of Trustees of Loomis Sayles Funds II approved a change in the name of the Loomis Sayles Worldwide Fund to the "Loomis Sayles Global Markets Fund," effective February 1, 2006. On such date, Institutional Class shares of the Fund will be redesignated as Class Y shares of the Fund. Expenses relating to this class will not change as a result of the redesignation. Effective February 1, 2006, the Fund will no longer be offered through this prospectus.

Effective February 1, 2006, the primary broad based index for the Loomis Sayles Worldwide Fund will change from the Standard & Poor's 500 Index to the Morgan Stanley Capital International World Index. The Morgan Stanley Capital International World Index measures global developed market equity performance. The average annual total returns for the one-year, five-year and since inception (5/1/96) periods for the Morgan Stanley Capital International World Index for the period ended December 31, 2004 are 15.25%, -2.05% and 6.68%, respectively. Also effective February 1, 2006, a secondary broad based index, the Citigroup World Government Bond Index, will be added. The Citigroup World Government Bond Index measures the most significant and liquid government bond indices located around the world which carry at least an investment grade rating. The average annual total returns for the one-year, five-year and since inception (5/1/96) periods for the Citigroup World Government Bond Index for the period ended December 31, 2004 are 10.35%, 8.79% and 6.93%, respectively.

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                        LOOMIS SAYLES RETAIL INCOME FUNDS
                        LOOMIS SAYLES INSTITUTIONAL FUNDS
                      LOOMIS SAYLES SECURITIZED ASSET FUND

   Supplement dated November 23, 2005 to the Loomis Sayles Retail Income Funds Prospectus dated February 1, 2005, Loomis Sayles Institutional Funds Prospectus dated February 1, 2005 and Loomis Sayles Securitized Asset Fund Prospectus dated
    July 1, 2005, each as may be revised and supplemented from time to time

THE LAST PARAGRAPH OF THE SUB-SECTION "PRINCIPAL INVESTMENT STRATEGIES" WITHIN THE "RISK/RETURN SUMMARY" SECTION OF EACH PROSPECTUS IS AMENDED AND RESTATED AS FOLLOWS WITH REGARD TO THE LOOMIS SAYLES BOND FUND, LOOMIS SAYLES GLOBAL BOND FUND, LOOMIS SAYLES FIXED INCOME FUND, LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND, LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND, LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND, LOOMIS SAYLES INFLATION PROTECTED SECURITIES FUND AND LOOMIS SAYLES SECURITIZED ASSET FUND:

A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. In addition, a list of the Fund's full portfolio holdings, which is updated monthly after an aging period of at least 30 days, is available on the Fund's website at www.loomissayles.com (click on "Mutual Funds" and then "Fund Holdings"). These holdings will remain accessible on the website until the Fund files its Form N-CSR or Form N-Q with the SEC for the period that includes the date of the information. In addition, a list of the Fund's top 10 holdings as of the month-end is generally available within 5 days after the month-end on the Fund's website at www.loomissayles.com (click on "Mutual Funds," then "Fund Profiles," then the name of the Fund and scroll down to "Holdings/Allocations").


                                                                   M-LSSP44-1105